Consolidated Statements of Equity (Successor Basis) - USD ($)	Ordinary shares	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated deficit	Accumulated other comprehensive loss	Non-controlling interests	Total
Balance at Feb. 28, 2017	$ 25,657,110			$ (1,168,448)				$ 24,488,662
Balance, Shares at Feb. 28, 2017	25,657,110
Proceeds from issuance of shares	$ 2,207,025			6,394,976				8,602,001
Proceeds from issuance of shares, shares	2,207,025
Converted from ordinary shares	$ (27,864,135)	$ 5,426,381	$ 22,437,754
Converted from ordinary shares, shares	(27,864,135)	5,426,381	22,437,754
Unrealized loss on investments in available-for-sale securities						$ (367,782)		(367,782)
Gain on disposal of entity under common control				67,874				67,874
Net loss					$ (2,547,462)		$ (14,045)	(2,561,507)
Balance at Dec. 31, 2017		$ 5,426,381	$ 22,437,754	5,294,402	(2,547,462)	(367,782)	(14,045)	30,229,248
Balance, Shares at Dec. 31, 2017		5,426,381	22,437,754
Issuance of initial public offering of ordinary shares on December 17, 2018 at $15.8 per share, net of underwriting discount and offering expenses		$ 761,419		9,536,631				10,298,050
Issuance of initial public offering of ordinary shares on December 17, 2018 at $15.8 per share, net of underwriting discount and offering expenses, shares		761,419
Proceeds from non-controlling interest				51,727			(51,726)	1
Converted from convertible debts		$ 349,469		2,683,839				3,033,308
Converted from convertible debts, shares		349,469
Unrealized loss on investments in available-for-sale securities						(1,122,251)		(1,122,251)
Beneficial conversion feature				5,436,686				5,436,686
Exchange difference on translation of foreign operation						5,345		5,345
Net loss					(14,831,723)		(302,762)	(15,134,485)
Balance at Dec. 31, 2018		$ 6,537,269	$ 22,437,754	23,003,285	(17,379,185)	(1,484,688)	(368,533)	32,745,902
Balance, Shares at Dec. 31, 2018		6,537,269	22,437,754
Adjustment to opening balance of equity					(1,490,033)	1,490,033
Balance, January 1, 2019		$ 6,537,269	$ 22,437,754	23,003,285	(18,869,218)	5,345	(368,533)	32,745,902
Balance, January 1, 2019, share		6,537,269	22,437,754
Issuance of shares to non-controlling interest				10,672			(10,672)
Issuance of tokens							300,000	300,000
Reacquisition of convertible bonds				(1,298,490)				(1,298,490)
Disposal of a subsidiary							(75)	(75)
Share-based compensation				1,612,832				1,612,832
Exercise of warrants		60,093		1,559,325				1,619,418
Exercise of warrants, shares		60,093
Exchange difference on translation of foreign operation						(10,897)		(10,897)
Net loss					(18,686,762)		(1,430,176)	(20,116,938)
Balance at Dec. 31, 2019		$ 6,597,362	$ 22,437,754	$ 24,887,624	$ (37,555,980)	$ (5,552)	$ (1,509,456)	$ 14,851,752
Balance, Shares at Dec. 31, 2019		6,597,362	22,437,754